Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Remuneration of Directors and Other Key Management Personnel	Remuneration of directors and executive management is determined by the Board having consideration of overall performance of individuals and market trends. Information on key management compensation is shown below:

Years ended December 31,	2022	2021

Salaries, Director fees and other short-term benefits	$6,350	$5,711

Post-employment compensation 1	721	580

Share-based payments	8,315	6,979
1
Post-employment compensation represent the present value of future pension benefits earned during the year.

Summary of Financial Statement Impacts of all Transactions with Related Parties	A summary of the financial statement impacts of all transactions with all related parties is as follows:

Years ended December 31,	2022	2021

Associate – Roska DBO

Revenue	$1,755	$352

Purchases	4	-

Accounts receivable	22	128
All related party transactions are settled in cash.